Employee Benefit Plans and Other Postretirement Plans Schedule of Assumed Health Care Cost Trend Rates for Postretirement Benefits (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Health Care Cost Trend Rates Assumptions [Line Items]
Health care cost trend rate assumed for next year	7.75%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.50%
Year that the rate reaches the ultimate trend rate	2020	2020	2016